Government Grants (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)
Government Grants [Line Items]
Percentage of wages	30.00%	30.00%
Government grants in aggregate amount	$ 12,423		$ 13,183
Wage Credit Scheme [Member]
Government Grants [Line Items]
Actual wages paid		$ 4,000
Jobs Support Scheme [Member]
Government Grants [Line Items]
Actual wages paid		$ 4,000
Percentages of wages paid	7.00%	7.00%